Schedule of Consideration Assets Acquired and Liabilities (Details)		12 Months Ended
	Oct. 06, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2020 SGD ($)
Business Acquisition [Line Items]
Cash		$ 234,451	$ 309,311
LIABILITIES
Goodwill		1,677,753				$ 2,213,460
Simply Sakal Pte Ltd [Member]
Business Acquisition [Line Items]
Cash	$ 513,600
Equity instruments	750,000
Consideration payables	3,239,193
Fair value of total consideration transferred	4,502,793
ASSETS
Cash and bank balances	204,289
Accounts receivable	190,283
Prepayments	12,926
Deposits	16,160
Property and equipment, net	27,845
Intangible assets	271,693
Operating lease right-of-use assets, net	14,817
Other assets	43,235
Total assets	781,248
LIABILITIES
Accounts payable	86,798
Accrued liabilities and other payables	242,604
Bank loans, current portion	43,413
Operating lease obligation, current	15,241
Bank loans, non-current portion	47,903
Total liabilities	435,959
Total identifiable net assets	345,289
Intangible asset (customer relationship)	1,944,044
Goodwill	2,213,460	$ 1,677,753				$ 2,213,460
Fair value of total consideration transferred	$ 4,502,793